Related Parties - Summary of Guarantees Provided To Related Parties (Parentheticals) (Details) - 12 months ended Dec. 31, 2025 $ in Thousands, ₩ in Millions	USD ($)	KRW (₩)	KRW (₩)
Disclosure of Guarantees provided between the related parties [Line Items]
Estimated Amount Of Obligation As Other Provisions			₩ 13,498
Interlender loan agreement
Disclosure of Guarantees provided between the related parties [Line Items]
Guaranteed letter of credit | $	$ 8,000
KEPXe Pian Xe Namnoy Power [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity | $	$ 5,000
Derivative liabilities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity		₩ 23,494
Acquisition cost of the securities [Member]
Disclosure of Guarantees provided between the related parties [Line Items]
Provision of guarantees or collateral by entity		₩ 47,067